RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

The Company has related party transactions with two of the executive officers, who have contributed paid expenses on behalf of the Company. As of June 30, 2025 and December 31, 2024, the Company had due to related party an amount of $60,523 and $-0-, respectively, to the Company’s CEO, Kent Wilson, and $43,980 and $-0-, respectively, to the Company’s COO, Jeffrey Hail.

The Company had related party transactions with its former three executive officers who contributed from time to time to facilitate cash flow. As of June 30, 2025 and December 31, 2024, the Company had due to related party an amount of $-0- and $2,797, respectively, to the Company’s former CEO, Panagiotis N. Lazaretos, $-0- and $3,395, respectively, to the Company’s former Chief Financial Officer, Helen V. Maridakis, and $-0- and $12,209, respectively, to the Company’s former Chief Operating Officer, Nikolaos Ioannou,

NOTE 5 – RELATED PARTY TRANSACTIONS

The Company has related party transactions with its three former executive officers who contributed from time to time to facilitate cash flow. The Company has due to related party an amount of $9,487 to our CEO, Mr. Panagiotis N. Lazaretos, $10,067 to our CFO Mrs. Helen V. Maridakis and $10,378 to our COO, Mr. Nikolaos Ioannou has as of December 31, 2024